FINANCIAL RISK MANAGEMENT, Credit Risk, Trade and Other Receivables (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Receivables, Current and Noncurrent [Abstract]
Current trade receivables	$ 6,608,715	$ 4,994,969
Allowances for doubtful accounts	(134,956)	(203,860)	$ 0
Total	6,473,759	4,791,109
Trade and other receivables [Abstract]
Revenues	48,561,494	52,399,423	30,694,588
Trade receivables	6,473,759	4,791,109
Natural Gas Transportation [Member] | MetroGas [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total	1,459,410	577,764
Trade and other receivables [Abstract]
Revenues	5,849,138	4,957,415	2,948,056
Trade receivables	1,459,410	577,764
Natural Gas Transportation [Member] | Camuzzi Gas Pampeana S.A. [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total	729,137	430,212
Trade and other receivables [Abstract]
Revenues	4,353,024	3,682,320	2,167,208
Trade receivables	729,137	430,212
Natural Gas Transportation [Member] | Naturgy Argentina [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total	567,429	368,782
Trade and other receivables [Abstract]
Revenues	3,496,055	2,971,396	1,556,829
Trade receivables	567,429	368,782
Natural Gas Transportation [Member] | CAMMESA [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total	206,403	281,896
Trade and other receivables [Abstract]
Revenues	1,337,997	2,057,838	1,368,671
Trade receivables	206,403	281,896
Natural Gas Transportation [Member] | Pampa Energia [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total	258,007	141,040
Trade and other receivables [Abstract]
Revenues	803,610	676,180	68,737
Trade receivables	258,007	141,040
Natural Gas Transportation [Member] | Camuzzi Gas del Sur S.A. [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total	150,838	87,574
Trade and other receivables [Abstract]
Revenues	1,075,744	822,176	477,222
Trade receivables	150,838	87,574
Liquids Production and Commercialization [Member] | PBB Polisur [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total	841,338	1,090,359
Trade and other receivables [Abstract]
Revenues	6,338,222	8,102,817	5,667,118
Trade receivables	841,338	1,090,359
Liquids Production and Commercialization [Member] | Petredec [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total	0	0
Trade and other receivables [Abstract]
Revenues	1,003,264	1,321,183	2,119,267
Trade receivables	0	0
Liquids Production and Commercialization [Member] | Geogas Trading S.A. [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total	375,723	0
Trade and other receivables [Abstract]
Revenues	1,691,910	1,695,707	878,783
Trade receivables	375,723	0
Liquids Production and Commercialization [Member] | Shell Trading (US) Company [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total	0	0
Trade and other receivables [Abstract]
Revenues	0	138,246	2,192,301
Trade receivables	0	0
Liquids Production and Commercialization [Member] | YPF [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total	26,501	30,968
Trade and other receivables [Abstract]
Revenues	1,239,102	729,113	0
Trade receivables	26,501	30,968
Liquids Production and Commercialization [Member] | Petrobras Global Trading BV [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total	397,172	211,387
Trade and other receivables [Abstract]
Revenues	4,446,241	2,682,539	$ 0
Trade receivables	$ 397,172	$ 211,387